Ziegler Capital Management Investment Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

December 16, 2013

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C. 20549

Re:	Ziegler Capital Management Investment Trust (the “Trust”)
(File Nos. 333-108394 and 811-21422) Ziegler Strategic Income Fund (S000034546)

Ladies and Gentlemen:

On behalf of the Trust and its series, Ziegler Strategic Income Fund (the “Fund”), transmitted herewith for filing is the preliminary proxy statement on Schedule 14A (the “Preliminary Proxy Statement”) and related form of proxy voting card.  The Preliminary Proxy Statement contains a request for shareholders to consider and approve an Investment Advisory Agreement with respect to the Fund and election of Trustees to the Board of Trustees with respect to the Trust.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-6609.

Very truly yours,

/s/ Jeanine M. Bajczyk
Jeanine M. Bajczyk, Esq.
Administrator
Ziegler Capital Management Investment Trust

Enclosures